Intangibles Assets and Goodwill (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Jun. 30, 2023	Sep. 20, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2023
Intangible assets carrying amount			$ 1,365,457	$ 34,000	$ 901,893			$ 901,893		$ 1,365,457	$ 10,459,265
Goodwill impairment loss			$ 4,500,000							4,500,000
Amortization of intangible assets					33,000		$ 200,000	77,000	$ 412,000	759,250	$ 888,153
FLORIDA
Impairment loss				$ 34,000
Intangible assets carrying amount							$ 30,000		$ 30,000
Louisiana Market [Member]
Impairment loss		$ 61,000
Intangible assets carrying amount					61,000			61,000
Back Space Retail Clinics [Member]
Impairment loss	$ 60,000
Illinois Market [Member]
Intangible assets carrying amount					$ 265,000			$ 265,000				$ 265,000
IMAC Illinois MSA [Member]
Impairment loss						$ 2,128,000				2,128,000
IMAC Kentucky MSA [Member]
Impairment loss						$ 1,672,000				$ 1,672,000